SHAREHOLDERS' EQUITY (Details 2)	Dec. 31, 2018 CAD ($) Decimalitem	Dec. 31, 2017 CAD ($) Decimalitem	Dec. 31, 2016 CAD ($) Decimalitem
Disclosure of Shareholder's Equity [Line Items]
Number of share options outstanding in share-based payment arrangement | Decimalitem	3,130,000	3,640,000	3,020,000
Number of share options exercisable in share-based payment arrangement | Decimalitem	2,183,334	2,530,000
Weighted average exercise price of share options outstanding in share-based payment arrangement | $	$ 4.17	$ 4.40	$ 4.68
February 13, 2019
Disclosure of Shareholder's Equity [Line Items]
Number of share options outstanding in share-based payment arrangement | Decimalitem	150,000
Number of share options exercisable in share-based payment arrangement | Decimalitem	150,000
Weighted average exercise price of share options outstanding in share-based payment arrangement | $	$ 5.29
April 13, 2020
Disclosure of Shareholder's Equity [Line Items]
Number of share options outstanding in share-based payment arrangement | Decimalitem	785,000
Number of share options exercisable in share-based payment arrangement | Decimalitem	785,000
Weighted average exercise price of share options outstanding in share-based payment arrangement | $	$ 4.66
October 14, 2020
Disclosure of Shareholder's Equity [Line Items]
Number of share options outstanding in share-based payment arrangement | Decimalitem	100,000
Number of share options exercisable in share-based payment arrangement | Decimalitem	100,000
Weighted average exercise price of share options outstanding in share-based payment arrangement | $	$ 4.21
December 10, 2020
Disclosure of Shareholder's Equity [Line Items]
Number of share options outstanding in share-based payment arrangement | Decimalitem	545,000
Number of share options exercisable in share-based payment arrangement | Decimalitem	545,000
Weighted average exercise price of share options outstanding in share-based payment arrangement | $	$ 3.57
June 30, 2021
Disclosure of Shareholder's Equity [Line Items]
Number of share options outstanding in share-based payment arrangement | Decimalitem	100,000
Number of share options exercisable in share-based payment arrangement | Decimalitem	100,000
Weighted average exercise price of share options outstanding in share-based payment arrangement | $	$ 6.35
November 3, 2021
Disclosure of Shareholder's Equity [Line Items]
Number of share options outstanding in share-based payment arrangement | Decimalitem	100,000
Number of share options exercisable in share-based payment arrangement | Decimalitem	100,000
Weighted average exercise price of share options outstanding in share-based payment arrangement | $	$ 6.96
February 5, 2022
Disclosure of Shareholder's Equity [Line Items]
Number of share options outstanding in share-based payment arrangement | Decimalitem	100,000
Number of share options exercisable in share-based payment arrangement | Decimalitem	66,667
Weighted average exercise price of share options outstanding in share-based payment arrangement | $	$ 5.86
December 21, 2022
Disclosure of Shareholder's Equity [Line Items]
Number of share options outstanding in share-based payment arrangement | Decimalitem	1,010,000
Number of share options exercisable in share-based payment arrangement | Decimalitem	336,667
Weighted average exercise price of share options outstanding in share-based payment arrangement | $	$ 3.48
June 30, 2023
Disclosure of Shareholder's Equity [Line Items]
Number of share options outstanding in share-based payment arrangement | Decimalitem	200,000
Number of share options exercisable in share-based payment arrangement | Decimalitem	0
Weighted average exercise price of share options outstanding in share-based payment arrangement | $	$ 3.30
June 30, 2023
Disclosure of Shareholder's Equity [Line Items]
Number of share options outstanding in share-based payment arrangement | Decimalitem	40,000
Number of share options exercisable in share-based payment arrangement | Decimalitem	0
Weighted average exercise price of share options outstanding in share-based payment arrangement | $	$ 3.30
Black scholes [Member]
Disclosure of Shareholder's Equity [Line Items]
Weighted average fair value at measurement date, share options granted | $	4,019,000
Black scholes [Member] | February 13, 2019
Disclosure of Shareholder's Equity [Line Items]
Weighted average fair value at measurement date, share options granted | $	206,000
Black scholes [Member] | April 13, 2020
Disclosure of Shareholder's Equity [Line Items]
Weighted average fair value at measurement date, share options granted | $	1,242,000
Black scholes [Member] | October 14, 2020
Disclosure of Shareholder's Equity [Line Items]
Weighted average fair value at measurement date, share options granted | $	133,000
Black scholes [Member] | December 10, 2020
Disclosure of Shareholder's Equity [Line Items]
Weighted average fair value at measurement date, share options granted | $	614,000
Black scholes [Member] | June 30, 2021
Disclosure of Shareholder's Equity [Line Items]
Weighted average fair value at measurement date, share options granted | $	120,000
Black scholes [Member] | November 3, 2021
Disclosure of Shareholder's Equity [Line Items]
Weighted average fair value at measurement date, share options granted | $	214,000
Black scholes [Member] | February 5, 2022
Disclosure of Shareholder's Equity [Line Items]
Weighted average fair value at measurement date, share options granted | $	171,000
Black scholes [Member] | December 21, 2022
Disclosure of Shareholder's Equity [Line Items]
Weighted average fair value at measurement date, share options granted | $	1,075,000
Black scholes [Member] | June 30, 2023
Disclosure of Shareholder's Equity [Line Items]
Weighted average fair value at measurement date, share options granted | $	203,000
Black scholes [Member] | June 30, 2023
Disclosure of Shareholder's Equity [Line Items]
Weighted average fair value at measurement date, share options granted | $	$ 41,000